Note 4 - Loans - Impaired Loans, Segregated by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unpaid principal balance	$ 3,547	$ 2,569
Recorded investment with no allowance	1,211	2,062
Recorded investment with allowance	2,066	272
Recorded investment	3,277	2,334
Related allowance	116	39
Average recorded investment	2,807	5,006
Real Estate Segment [Member]
Unpaid principal balance	3,243	2,265
Recorded investment with no allowance	1,015	1,990
Recorded investment with allowance	2,066	112
Recorded investment	3,081	2,102
Related allowance	116	3
Average recorded investment	2,593	4,683
Business Loans [Member]
Unpaid principal balance	304	304
Recorded investment with no allowance	196	72
Recorded investment with allowance	0	160
Recorded investment	196	232
Related allowance	0	36
Average recorded investment	214	323
Land Development And Construction Loans [Member] | Real Estate Segment [Member]
Unpaid principal balance	0	171
Recorded investment with no allowance	0	171
Recorded investment with allowance	0	0
Recorded investment	0	171
Related allowance	0	0
Average recorded investment	86	240
Farmland Loan [Member] | Real Estate Segment [Member]
Unpaid principal balance	30	33
Recorded investment with no allowance	30	33
Recorded investment with allowance	0	0
Recorded investment	30	33
Related allowance	0	0
Average recorded investment	32	72
Family Mortgages 1-4 [Member] | Real Estate Segment [Member]
Unpaid principal balance	190	767
Recorded investment with no allowance	190	767
Recorded investment with allowance	0	0
Recorded investment	190	767
Related allowance	0	0
Average recorded investment	479	892
Commercial Real Estate Portfolio Segment [Member] | Real Estate Segment [Member]
Unpaid principal balance	3,023	1,294
Recorded investment with no allowance	795	1,019
Recorded investment with allowance	2,066	112
Recorded investment	2,861	1,131
Related allowance	116	3
Average recorded investment	1,996	3,479
Commercial and Industrial Loans [Member] | Business Loans [Member]
Unpaid principal balance	304	304
Recorded investment with no allowance	196	72
Recorded investment with allowance	0	160
Recorded investment	196	232
Related allowance	0	36
Average recorded investment	$ 214	$ 323